[TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                       SUPPLEMENT DATED APRIL 16, 2004
                    TO THE PROSPECTUS DATED APRIL 30, 2003,
                         AS SUPPLEMENTED JUNE 18, 2003




TIFF MULTI-ASSET FUND

MONEY MANAGER FEE CHANGE

     * On March 2, 2004, the board approved an amendment to the money manager agreement between K.G. Redding & Associates, LLC ("Redding") and TIP on behalf of the Multi-Asset Fund that replaces Redding's asset-based fee arrangement with a performance based fee arrangement. Effective March 10, 2004, Redding will receive a performance based fee according to the following formula: a floor of 50 basis points, a cap of 250 basis points and a fulcrum fee of 150 basis points. Accordingly, all references to Redding receiving an asset-based fee with respect to the Multi-Asset Fund are deleted.

     FEES AND EXPENSES. The information shown on page 13 of the prospectus under the section entitled "FEES AND ANNUAL OPERATING EXPENSES - MULTI-ASSET FUND" is revised as shown below. The annual operating expenses section of the table has been restated to reflect current money management fees and fees and expenses incurred as of December 31, 2003. The information in the shareholder fees section of the table remains unchanged.

     Management Fees: 0.42%  Other Expenses: 0.32%           Total: 0.74%

     EXAMPLE. The example intended to help members compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds is revised as follows:

     EXPENSES PER $10,000 INVESTMENT

         ONE YEAR                 THREE YEARS                     FIVE YEARS                   TEN YEARS
With        No Redemption    With         No Redemption    With        No Redemption   With          No Redemption
Redemption  at end of        Redemption   at end of        Redemption  at end of       Redemption    at end of
at end of   period           at end of    period           at end of   period          at end of     period
period                       period                        period                      period
$177        $125             $342         $285             $521        $459            $1,039        $964

ALL FUNDS - BOARD MEMBER CHANGES

     * Effective July 9, 2003, Suzanne Brenner was appointed as an independent director of the boards of TIP and TEF (as hereinafter defined). Ms. Brenner is associate treasurer and senior investment officer of The Metropolitan Museum of Art, 100 Fifth Avenue, New York, NY 10028, which has assets exceeding $1.7 billion. She was formerly assistant treasurer and director of investments at The Rockefeller Foundation. She is a Certified Public Accountant.

     * Effective September 15, 2003, Esther Cash resigned as president and chief executive officer of TIP. Effective September 15, 2003, Ms. Cash was elected to the office of vice president of TIP.

     * Effective September 15, 2003, Richard Flannery was elected to the office of president and chief executive officer of TIP.

CORPORATE NAME CHANGES

     * Effective July 8, 2003,  the name of Foundation  Advisers,  Inc.  ("FAI")
     changed  to  TIFF  Advisory  Services,  Inc.  ("TAS").   Accordingly,   all
     references to FAI in the prospectus should now read as TAS.

     * Effective July 8, 2003, The Investment Fund for Foundations is conducting business under the name of The TIFF Education Foundation. Accordingly, all references to The Investment Fund for Foundations in the prospectus should now read as The Investment Fund for Foundations (d/b/a: The TIFF Education Foundation).

                                  [TIFF LOGO]


                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                        SUPPLEMENT DATED APRIL 16, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003,
                         AS SUPPLEMENTED JUNE 18, 2003

TIFF Multi-Asset Fund

     * MONEY MANAGER FEE CHANGE. On March 2, 2004, the board approved an amendment to the money agreement between K.G. Redding & Associates, LLC ("Redding") and TIP on behalf of the Multi-Asset Fund that replaces Redding's asset-based fee arrangement with a performance based fee arrangement. Effective March 10, 2004 Redding will receive a performance based fee according to the following formula: a floor of 50 basis points, a cap of 250 basis points and a fulcrum fee of 150 basis points. Accordingly, all references in the SAI to Redding receiving an asset-based fee with respect to the Multi-Asset Fund are deleted.

ALL FUNDS - BOARD MEMBER CHANGES

     * Effective July 9, 2003, Suzanne Brenner was appointed as an independent director of the board of TIP. Ms. Brenner is associate treasurer and senior investment officer of The Metropolitan Museum of Art, 100 Fifth Avenue, New York, NY 10028, which has assets exceeding $1.7 billion. She was formerly assistant treasurer and director of investments at The Rockefeller Foundation. She is a Certified Public Accountant.

     * Effective September 15, 2003, Esther Cash resigned as president and chief executive officer of TIP. Effective September 15, 2003, Ms. Cash was elected to the office of vice president of TIP.

     * Effective September 15, 2003, Richard Flannery was elected to the office of president and chief executive officer of TIP.

CORPORATE NAME CHANGES

     * Effective July 8, 2003,  the name of Foundation  Advisers,  Inc.  ("FAI")
     changed  to  TIFF  Advisory  Services,  Inc.  ("TAS").   Accordingly,   all
     references to FAI in the SAI should now read as TAS.

     * Effective July 8, 2003, The Investment Fund for Foundations is conducting business under the name of The TIFF Education Foundation. Accordingly, all references to The Investment Fund for Foundations in the SAI should now read as The Investment Fund for Foundations (d/b/a: The TIFF Education Foundation).